DEBT AND EQUITY SECURITIES HELD-FOR-TRADING (Details 1) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		$ 843,075	$ 629,121
Pledged in money market operations [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		813,783	629,121
Pledged in money market operations [Member] | Securities issued by central banks [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		5,217	5,611
Pledged in money market operations [Member] | Securities issued by foreign Governments [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		54,644	50,831
Pledged in money market operations [Member] | Securities issued by the Colombian Government [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		744,332	562,986
Pledged in money market operations [Member] | Securities issued by other financial entities [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		9,590	9,693
Pledged as collateral to special entities such as CRCC, BR, and BVC [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading	[1]	29,292	0
Pledged as collateral to special entities such as CRCC, BR, and BVC [Member] | Securities issued by the Colombian Government [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading	[1]	$ 29,292	$ 0

[1]	Cámara de Riesgo Central de Contraparte – CRCC, Banco de la República – BR and Bolsa de Valores de Colombia - BVC